Average Annual Total Returns	Monteagle Fixed Income Fund Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Fixed Income Fund - Return After Taxes on Distributions Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Fixed Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Fixed Income Fund Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes) 12/31/2014 - 12/31/2014		Monteagle Fixed Income Fund BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index (reflects no deduction for fees, expenses, or taxes) 12/31/2014 - 12/31/2014		Monteagle Informed Investor Growth Fund Institutional Class Shares 12/31/2014 - 12/31/2014	Monteagle Informed Investor Growth Fund - Return After Taxes on Distributions Institutional Class Shares 12/31/2014 - 12/31/2014	Monteagle Informed Investor Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares 12/31/2014 - 12/31/2014	Monteagle Informed Investor Growth Fund S&P 500 Index® (reflects no deduction for fees, expenses, or taxes) 12/31/2014 - 12/31/2014	Monteagle Quality Growth Fund Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Quality Growth Fund - Return After Taxes on Distributions Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Quality Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Quality Growth Fund S&P 500 Index® (reflects no deduction for fees, expenses, or taxes) 12/31/2014 - 12/31/2014		Monteagle Quality Growth Fund Russell 1000 Growth Index® (reflects no deduction for fees, expenses or taxes) 12/31/2014 - 12/31/2014		Monteagle Select Value Fund Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Select Value Fund - Return After Taxes on Distributions Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Select Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Select Value Fund S&P 500 Index® (reflects no deduction for fees, expenses, or taxes) 12/31/2014 - 12/31/2014		Monteagle Value Fund Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Value Fund - Return After Taxes on Distributions Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares 12/31/2014 - 12/31/2014		Monteagle Value Fund S&P 500 Index® (reflects no deduction for fees, expenses, or taxes) 12/31/2014 - 12/31/2014		Monteagle Value Fund Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes) 12/31/2014 - 12/31/2014
[AverageAnnualReturnAbstract]
1 Year	(3.06%)		(3.72%)		(1.73%)		(0.86%)		(1.22%)		31.21%	27.22%	17.83%	32.39%	26.70%		26.50%		15.10%		32.39%		33.11%		47.80%		46.59%		27.55%		32.39%		32.44%		31.80%		18.32%		32.39%		34.52%
5 Years	2.97%		1.97%		1.93%		3.96%		3.23%		16.98%	13.06%	11.94%	17.93%	16.64%		16.56%		13.45%		17.93%		18.58%		19.19%		18.77%		15.49%		17.93%		17.51%		16.12%		13.99%		17.93%		17.63%
10 Years	3.03%	[1],[2]	1.80%	[1],[2]	1.92%	[1],[2]	4.09%	[1],[2]	3.81%	[1],[2]					5.39%	[1]	5.34%	[1]	4.29%	[1]	7.40%	[1]	7.78%	[1]	6.50%	[1]	5.80%	[1]	5.05%	[1]	7.40%	[1]	8.08%	[1],[3]	7.08%	[1],[3]	6.38%	[1],[3]	7.40%	[1],[3]	8.60%	[1],[3]
Since Inception											13.32%	10.01%	9.23%	7.72%
Inception Date											Apr. 03, 2008	Apr. 03, 2008	Apr. 03, 2008	Apr. 03, 2008

[1]	Performance reflects fee waivers by the Fund's investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.
[2]	Includes returns of the Predecessor Fund.
[3]	Includes returns of the AmeriPrime Predecessor Fund and the Unified Predecessor Fund.